CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
NONCURRENT ASSETS
Property and equipment, net	¥ 1,250,000		¥ 68,000
Right-of-use assets, net	44,288,000		58,458,000
Total noncurrent assets	45,538,000		58,526,000
CURRENT ASSETS
Inventories, net	31,589,000		52,201,000
Trade receivables, net	51,416,000		101,470,000
VAT recoverable	663,000
Other receivables and prepayments	20,781,000		845,000
Cash and bank balances	27,880,000		12,344,000
Total current assets	132,329,000		166,860,000
CURRENT LIABILITIES
Trade payables	6,290,000		6,750,000
Accrued liabilities and other payables	22,381,000		22,846,000
Unearned revenue	15,545,000
Amounts owed to related parties	36,348,000		36,348,000
Lease liabilities	13,404,000		13,431,000
Taxes payable	1,018,000		1,934,000
Total current liabilities	94,986,000		81,309,000
NET CURRENT ASSETS	37,343,000		85,551,000
NONCURRENT LIABILITIES
Lease liabilities	33,325,000		46,728,000
Total noncurrent liabilities	33,325,000		46,728,000
NET ASSETS	49,556,000		97,349,000
EQUITY
Share capital	943,000	[1]	591,000	[2]
Reserves	49,919,000		96,758,000
Noncontrolling interest	(1,306,000)
Total equity	¥ 49,556,000		¥ 97,349,000

[1]	(2) Equivalent to US$143,000
[2]	(1) Equivalent to US$91,000